Nature of the business (Tables)	12 Months Ended
Dec. 31, 2017
Nature of the business [Abstract]
Overview of concessional assets
The following table provides an overview of the concessional assets the Company owned as of December 31, 2017 (excluding the 12.5% interest in the transmission line in the U.S. acquired in February 2017):

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD*	Contract Years Left (12)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A3/A-	4Q 2013	26

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	A-/A3/A-	4Q 2014	22

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2012 & 2Q 2012	20&19

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	BBB+/Baa2/A-	1Q 2012 & 1Q 2012	19

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	BBB+/Baa2/A-	1Q 2007 & 2Q 2009	14&16

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2011& 4Q 2011	19

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2012& 3Q 2012	20

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	BBB+/Baa2/A-	2Q 2010 & 2Q 2010& 3Q 2010	17&17&18

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2013	21

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB/Baa3/BB+(10)	1Q 2015	17

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2Q 2014	16

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	4Q 2014	17

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB+/A3/ BBB+	2Q 2013	15

ATN	Transmission line	100%	Peru	USD	362 miles	BBB+/A3/BBB+	1Q 2011	23

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	1Q 2014	26

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2Q 2015	15

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2Q 2014	17

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	1Q 2014	17

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa2/BBB+	4Q 2007	20

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	1Q 2009	16

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	3Q 2012	20

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	BBB+/Baa2/A-	3Q 2006	18

(1)
On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for a share of the dividends and taxable loss generated by Solana. As a result of the agreement, Liberty Interactive Corporation will receive between 54.06% and 61.20% of both dividends and taxable loss generated, additional amounts until the date Liberty reaches a certain rate of return or the “Flip Date”, and 22.60% of both dividends and taxable loss generated thereafter.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Valoriza Agua, S.L. owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Valoriza Agua, S.L. owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	As of December 31, 2017.
* Commercial Operation Date (“COD”).